Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Phoenix Motor Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amended Filing”) to the Form 8-K filed on January 31, 2024 (the “Original Filing”). The Amended Filing is being made solely to refile Exhibit 4.1 (Form of Warrant dated January 25, 2024) included with the Original Filing (the “Warrant”). The Warrant included with the Original Filing was incorrect with respect to the expiration date and the exercise price. A corrected and updated version of the form of Warrant is included herewith as Exhibit 4.1. This Amended Filing does not otherwise amend, update, or change any other disclosure contained in the Original Filing.
Document Period End Date	Jan. 25, 2024
Entity File Number	001-41414
Entity Registrant Name	Phoenix Motor Inc.
Entity Central Index Key	0001879848
Entity Tax Identification Number	85-4319789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Lakeview Loop
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92807
City Area Code	909
Local Phone Number	987-0815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0004 per share
Trading Symbol	PEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false